Columbia Large Cap Index Fund
Third Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Large Cap Index Fund, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.5%
Issuer	Shares	Value ($)
Communication Services 10.6%
Diversified Telecommunication Services 0.6%
AT&T, Inc.	376,336	9,792,263
Verizon Communications, Inc.	221,912	9,122,802
Total		18,915,065
Entertainment 1.4%
Electronic Arts, Inc.	11,852	2,394,459
Live Nation Entertainment, Inc.(a)	8,301	1,091,166
Netflix, Inc.(a)	223,645	24,059,729
Take-Two Interactive Software, Inc.(a)	9,126	2,245,635
TKO Group Holdings, Inc.	3,631	704,015
Walt Disney Co. (The)	94,628	9,885,787
Warner Bros Discovery, Inc.(a)	130,304	3,127,296
Total		43,508,087
Interactive Media & Services 8.1%
Alphabet, Inc., Class A	306,158	98,025,668
Alphabet, Inc., Class C	245,779	78,678,774
Match Group, Inc.	12,664	421,838
Meta Platforms, Inc., Class A	114,156	73,967,380
Total		251,093,660
Media 0.3%
Charter Communications, Inc., Class A(a)	4,889	978,387
Comcast Corp., Class A	193,829	5,173,296
Fox Corp., Class A	11,050	723,775
Fox Corp., Class B	7,811	455,069
News Corp., Class A	19,813	508,798
News Corp., Class B	6,549	192,737
Omnicom Group, Inc.	16,829	1,205,242
Paramount Skydance Corp., Class B	16,250	260,325
Trade Desk, Inc. (The), Class A(a)	23,456	927,919
Total		10,425,548
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	25,470	5,323,485
Total Communication Services		329,265,845
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 10.2%
Automobile Components 0.0%
Aptiv PLC(a)	11,461	888,801
Automobiles 2.3%
Ford Motor Co.	205,737	2,732,187
General Motors Co.	50,109	3,684,014
Tesla, Inc.(a)	147,692	63,532,668
Total		69,948,869
Broadline Retail 3.9%
Amazon.com, Inc.(a)	510,793	119,127,143
eBay, Inc.	24,053	1,991,348
Total		121,118,491
Distributors 0.1%
Genuine Parts Co.	7,321	954,658
LKQ Corp.	13,542	402,062
Pool Corp.	1,728	420,941
Total		1,777,661
Hotels, Restaurants & Leisure 1.8%
Airbnb, Inc., Class A(a)	22,583	2,641,985
Booking Holdings, Inc.	1,706	8,384,461
Carnival Corp.(a)	57,141	1,473,095
Chipotle Mexican Grill, Inc.(a)	70,573	2,436,180
Darden Restaurants, Inc.	6,160	1,106,213
Domino’s Pizza, Inc.	1,644	689,872
DoorDash, Inc., Class A(a)	19,483	3,864,843
Expedia Group, Inc.	6,221	1,590,647
Hilton Worldwide Holdings, Inc.	12,379	3,528,386
Las Vegas Sands Corp.	16,258	1,108,145
Marriott International, Inc., Class A	11,859	3,614,505
McDonald’s Corp.	37,558	11,711,335
MGM Resorts International(a)	10,744	379,156
Norwegian Cruise Line Holdings Ltd.(a)	23,786	439,090
Royal Caribbean Cruises Ltd.	13,295	3,539,794
Starbucks Corp.	59,826	5,211,443

Columbia Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wynn Resorts Ltd.	4,443	571,725
Yum! Brands, Inc.	14,607	2,237,938
Total		54,528,813
Household Durables 0.3%
D.R. Horton, Inc.	14,592	2,320,274
Garmin Ltd.	8,612	1,682,096
Lennar Corp., Class A	11,555	1,517,171
Mohawk Industries, Inc.(a)	2,747	318,377
NVR, Inc.(a)	151	1,133,601
PulteGroup, Inc.	10,384	1,320,741
Total		8,292,260
Leisure Products 0.0%
Hasbro, Inc.	7,012	579,191
Specialty Retail 1.6%
AutoZone, Inc.(a)	880	3,479,810
Best Buy Co., Inc.	10,345	820,152
Home Depot, Inc. (The)	52,365	18,690,116
Lowe’s Companies, Inc.	29,497	7,152,432
O’Reilly Automotive, Inc.(a)	44,658	4,541,718
Ross Stores, Inc.	17,214	3,035,861
TJX Companies, Inc. (The)	58,717	8,920,287
Tractor Supply Co.	27,892	1,527,924
Ulta Beauty, Inc.(a)	2,366	1,274,872
Williams-Sonoma, Inc.	6,474	1,165,385
Total		50,608,557
Textiles, Apparel & Luxury Goods 0.2%
Deckers Outdoor Corp.(a)	7,808	687,339
lululemon athletica, Inc.(a)	5,740	1,057,193
NIKE, Inc., Class B	62,527	4,041,120
Ralph Lauren Corp.	2,036	747,884
Tapestry, Inc.	10,954	1,197,053
Total		7,730,589
Total Consumer Discretionary		315,473,232
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 4.8%
Beverages 1.0%
Brown-Forman Corp., Class B	9,268	268,587
Coca-Cola Co. (The)	203,858	14,906,097
Constellation Brands, Inc., Class A	7,514	1,024,759
Keurig Dr. Pepper, Inc.	71,496	1,994,738
Molson Coors Beverage Co., Class B	8,915	414,637
Monster Beverage Corp.(a)	37,515	2,813,250
PepsiCo, Inc.	72,057	10,717,758
Total		32,139,826
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	23,341	21,324,104
Dollar General Corp.	11,583	1,268,223
Dollar Tree, Inc.(a)	10,215	1,131,924
Kroger Co. (The)	32,014	2,153,902
Sysco Corp.	25,131	1,914,982
Target Corp.	23,914	2,167,087
Walmart, Inc.	231,012	25,529,136
Total		55,489,358
Food Products 0.5%
Archer-Daniels-Midland Co.	25,288	1,535,993
Bunge Global SA	7,371	708,132
ConAgra Foods, Inc.	25,213	450,052
General Mills, Inc.	28,142	1,332,524
Hershey Co. (The)	7,795	1,466,083
Hormel Foods Corp.	15,339	356,018
JM Smucker Co. (The)	5,615	584,971
Kellanova	14,151	1,183,590
Kraft Heinz Co. (The)	44,852	1,144,174
Lamb Weston Holdings, Inc.	7,334	433,146
McCormick & Co., Inc.	13,318	898,699
Mondelez International, Inc., Class A	68,102	3,920,632
The Campbell’s Co.	10,356	315,651
Tyson Foods, Inc., Class A	15,040	873,072
Total		15,202,737
Columbia Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.8%
Church & Dwight Co., Inc.	12,822	1,091,922
Clorox Co. (The)	6,437	694,810
Colgate-Palmolive Co.	42,538	3,419,630
Kimberly-Clark Corp.	17,462	1,905,453
Procter & Gamble Co. (The)	123,283	18,265,609
Total		25,377,424
Personal Care Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	12,940	1,217,266
Kenvue, Inc.	101,004	1,752,419
Total		2,969,685
Tobacco 0.6%
Altria Group, Inc.	88,415	5,217,369
Philip Morris International, Inc.	81,926	12,901,707
Total		18,119,076
Total Consumer Staples		149,298,106
Energy 2.8%
Energy Equipment & Services 0.2%
Baker Hughes Co.	51,888	2,604,778
Halliburton Co.	44,874	1,176,596
Schlumberger NV	78,525	2,845,746
Total		6,627,120
Oil, Gas & Consumable Fuels 2.6%
APA Corp.	18,831	470,210
Chevron Corp.	101,292	15,308,260
ConocoPhillips Co.	65,734	5,829,948
Coterra Energy, Inc.	40,165	1,078,029
Devon Energy Corp.	33,410	1,238,175
Diamondback Energy, Inc.	9,903	1,511,099
EOG Resources, Inc.	28,736	3,099,178
EQT Corp.	32,845	1,998,947
Expand Energy Corp.	12,534	1,528,271
Exxon Mobil Corp.	224,381	26,010,245
Kinder Morgan, Inc.	102,917	2,811,692
Marathon Petroleum Corp.	16,002	3,100,067
Occidental Petroleum Corp.	37,823	1,588,566
ONEOK, Inc.	33,145	2,413,619
Phillips 66	21,270	2,913,139
Common Stocks (continued)
Issuer	Shares	Value ($)
Targa Resources Corp.	11,326	1,985,561
Texas Pacific Land Corp.	1,016	878,119
Valero Energy Corp.	16,350	2,890,026
Williams Companies, Inc. (The)	64,272	3,916,093
Total		80,569,244
Total Energy		87,196,364
Financials 13.0%
Banks 3.5%
Bank of America Corp.	358,652	19,241,680
Citigroup, Inc.	96,889	10,037,700
Citizens Financial Group, Inc.	22,703	1,228,232
Fifth Third Bancorp	34,836	1,513,973
Huntington Bancshares, Inc.	82,770	1,349,151
JPMorgan Chase & Co.	144,724	45,310,190
KeyCorp	49,054	901,613
M&T Bank Corp.	8,225	1,564,560
PNC Financial Services Group, Inc. (The)	20,727	3,953,053
Regions Financial Corp.	46,964	1,195,234
Truist Financial Corp.	67,865	3,155,722
U.S. Bancorp	81,905	4,017,440
Wells Fargo & Co.	168,602	14,474,482
Total		107,943,030
Capital Markets 3.3%
Ameriprise Financial, Inc.(b)	4,962	2,261,382
Bank of New York Mellon Corp. (The)	37,118	4,160,928
Blackrock, Inc.	7,580	7,938,534
Blackstone, Inc.	38,794	5,680,218
Cboe Global Markets, Inc.	5,505	1,421,226
Charles Schwab Corp. (The)	89,805	8,327,618
CME Group, Inc.	18,967	5,338,452
Coinbase Global, Inc., Class A(a)	11,903	3,247,376
FactSet Research Systems, Inc.	1,990	551,767
Franklin Resources, Inc.	16,122	364,196
Goldman Sachs Group, Inc. (The)	15,933	13,161,295
Interactive Brokers Group, Inc., Class A	23,434	1,523,679
Intercontinental Exchange, Inc.	30,127	4,738,977
Invesco Ltd.	23,472	573,890
KKR & Co., Inc., Class A	36,107	4,416,247
Moody’s Corp.	8,120	3,985,134

Columbia Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Morgan Stanley	63,853	10,833,300
MSCI, Inc.	4,072	2,295,468
Nasdaq, Inc.	23,858	2,169,169
Northern Trust Corp.	10,065	1,321,937
Raymond James Financial, Inc.	9,340	1,462,084
Robinhood Markets, Inc., Class A(a)	40,735	5,234,040
S&P Global, Inc.	16,447	8,204,259
State Street Corp.	14,931	1,777,088
T. Rowe Price Group, Inc.	11,564	1,183,922
Total		102,172,186
Consumer Finance 0.6%
American Express Co.	28,568	10,435,033
Capital One Financial Corp.	33,658	7,373,458
Synchrony Financial	19,582	1,514,864
Total		19,323,355
Financial Services 3.8%
Apollo Global Management, Inc.	24,218	3,193,143
Berkshire Hathaway, Inc., Class B(a)	96,512	49,588,831
Block, Inc., Class A(a)	28,925	1,932,190
Corpay, Inc.(a)	3,717	1,099,489
Fidelity National Information Services, Inc.	27,494	1,808,280
Fiserv, Inc.(a)	28,610	1,758,657
Global Payments, Inc.	12,769	967,379
Jack Henry & Associates, Inc.	3,832	668,607
MasterCard, Inc., Class A	43,447	23,918,877
PayPal Holdings, Inc.	50,283	3,152,241
Visa, Inc., Class A	89,404	29,900,274
Total		117,987,968
Insurance 1.8%
Aflac, Inc.	25,334	2,794,593
Allstate Corp. (The)	13,869	2,953,820
American International Group, Inc.	29,158	2,220,673
Aon PLC, Class A	11,349	4,016,638
Arch Capital Group Ltd.(a)	19,563	1,837,357
Arthur J Gallagher & Co.	13,493	3,341,137
Assurant, Inc.	2,656	605,993
Brown & Brown, Inc.	15,421	1,240,311
Chubb Ltd.	19,515	5,779,953
Common Stocks (continued)
Issuer	Shares	Value ($)
Cincinnati Financial Corp.	8,230	1,379,266
Erie Indemnity Co., Class A	1,337	395,070
Everest Group Ltd.	2,208	693,952
Globe Life, Inc.	4,263	574,354
Hartford Insurance Group, Inc. (The)	14,799	2,027,907
Loews Corp.	8,952	965,652
Marsh & McLennan Companies, Inc.	25,875	4,746,769
MetLife, Inc.	29,401	2,250,940
Principal Financial Group, Inc.	10,669	904,945
Progressive Corp. (The)	30,853	7,058,858
Prudential Financial, Inc.	18,526	2,005,439
Travelers Companies, Inc. (The)	11,849	3,470,098
Willis Towers Watson PLC	5,134	1,648,014
WR Berkley Corp.	15,771	1,225,249
Total		54,136,988
Total Financials		401,563,527
Health Care 9.7%
Biotechnology 1.7%
AbbVie, Inc.	92,977	21,170,863
Amgen, Inc.	28,335	9,788,609
Biogen, Inc.(a)	7,717	1,405,189
Gilead Sciences, Inc.	65,306	8,218,107
Incyte Corp.(a)	8,633	901,803
Moderna, Inc.(a)	18,225	473,485
Regeneron Pharmaceuticals, Inc.	5,362	4,183,379
Vertex Pharmaceuticals, Inc.(a)	13,494	5,851,133
Total		51,992,568
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	91,603	11,807,627
Align Technology, Inc.(a)	3,548	522,230
Baxter International, Inc.	27,033	506,598
Becton Dickinson & Co.	15,086	2,926,986
Boston Scientific Corp.(a)	77,987	7,921,919
Cooper Cos, Inc. (The)(a)	10,501	818,343
DexCom, Inc.(a)	20,640	1,310,021
Edwards Lifesciences Corp.(a)	30,900	2,678,103
GE HealthCare Technologies, Inc.	24,030	1,922,160
Hologic, Inc.(a)	11,706	877,599
IDEXX Laboratories, Inc.(a)	4,211	3,170,378
Columbia Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insulet Corp.(a)	3,705	1,212,239
Intuitive Surgical, Inc.(a)	18,867	10,819,847
Medtronic PLC	67,435	7,102,929
ResMed, Inc.	7,706	1,971,426
Solventum Corp.(a)	7,757	661,362
STERIS PLC	5,184	1,380,395
Stryker Corp.	18,109	6,721,699
Zimmer Biomet Holdings, Inc.	10,426	1,016,743
Total		65,348,604
Health Care Providers & Services 1.7%
Cardinal Health, Inc.	12,568	2,667,684
Cencora, Inc.	10,204	3,764,562
Centene Corp.(a)	24,557	966,072
Cigna Group (The)	14,049	3,895,507
CVS Health Corp.	66,754	5,364,351
DaVita, Inc.(a)	1,882	225,238
Elevance Health, Inc.	11,851	4,008,719
HCA Healthcare, Inc.	8,621	4,381,968
Henry Schein, Inc.(a)	5,425	404,542
Humana, Inc.	6,330	1,555,724
Labcorp Holdings, Inc.	4,374	1,175,644
McKesson Corp.	6,547	5,768,693
Molina Healthcare, Inc.(a)	2,853	422,986
Quest Diagnostics, Inc.	5,885	1,113,324
UnitedHealth Group, Inc.	47,667	15,719,146
Universal Health Services, Inc., Class B	2,968	723,094
Total		52,157,254
Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	14,951	2,294,979
Bio-Techne Corp.	8,251	532,272
Charles River Laboratories International, Inc.(a)	2,590	461,383
Danaher Corp.	33,541	7,606,428
IQVIA Holdings, Inc.(a)	8,947	2,057,899
Mettler-Toledo International, Inc.(a)	1,084	1,600,764
Revvity, Inc.	6,109	637,841
Thermo Fisher Scientific, Inc.	19,874	11,742,155
Waters Corp.(a)	3,133	1,263,915
West Pharmaceutical Services, Inc.	3,785	1,049,391
Total		29,247,027
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.3%
Bristol-Myers Squibb Co.	107,128	5,270,698
Eli Lilly & Co.	41,843	45,000,891
Johnson & Johnson	126,755	26,228,145
Merck & Co., Inc.	131,462	13,781,161
Pfizer, Inc.	299,239	7,702,412
Viatris, Inc.	61,362	655,960
Zoetis, Inc.	23,325	2,989,798
Total		101,629,065
Total Health Care		300,374,518
Industrials 8.0%
Aerospace & Defense 2.1%
Axon Enterprise, Inc.(a)	4,132	2,231,859
Boeing Co. (The)(a)	39,798	7,521,822
General Dynamics Corp.	13,288	4,539,579
General Electric Co.	55,813	16,657,390
Howmet Aerospace, Inc.	21,217	4,340,786
Huntington Ingalls Industries, Inc.	2,065	647,625
L3Harris Technologies, Inc.	9,847	2,744,260
Lockheed Martin Corp.	10,813	4,950,840
Northrop Grumman Corp.	7,084	4,053,819
RTX Corp.	70,450	12,322,410
Textron, Inc.	9,379	779,958
TransDigm Group, Inc.	2,966	4,034,264
Total		64,824,612
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc.	6,215	987,377
Expeditors International of Washington, Inc.	7,143	1,049,307
FedEx Corp.	11,422	3,148,817
United Parcel Service, Inc., Class B	38,739	3,710,809
Total		8,896,310
Building Products 0.5%
Allegion PLC	4,518	750,124
AO Smith Corp.	6,014	396,804
Builders FirstSource, Inc.(a)	5,818	652,954
Carrier Global Corp.	42,103	2,310,613
Johnson Controls International PLC	34,441	4,005,833
Lennox International, Inc.	1,682	839,099

Columbia Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Masco Corp.	11,019	714,802
Trane Technologies PLC	11,711	4,935,952
Total		14,606,181
Commercial Services & Supplies 0.4%
Cintas Corp.	18,028	3,353,568
Copart, Inc.(a)	46,820	1,825,044
Republic Services, Inc.	10,681	2,318,418
Rollins, Inc.	15,447	949,682
Veralto Corp.	13,061	1,322,034
Waste Management, Inc.	19,505	4,249,554
Total		14,018,300
Construction & Engineering 0.2%
EMCOR Group, Inc.	2,356	1,449,105
Quanta Services, Inc.	7,842	3,645,589
Total		5,094,694
Electrical Equipment 0.8%
AMETEK, Inc.	12,155	2,405,353
Eaton Corp. PLC	20,489	7,086,940
Emerson Electric Co.	29,621	3,950,849
GE Vernova, Inc.	14,328	8,593,505
Generac Holdings, Inc.(a)	3,088	468,233
Hubbell, Inc.	2,797	1,206,710
Rockwell Automation, Inc.	5,918	2,342,699
Total		26,054,289
Ground Transportation 0.8%
CSX Corp.	98,120	3,469,523
JB Hunt Transport Services, Inc.	4,025	700,189
Norfolk Southern Corp.	11,808	3,448,999
Old Dominion Freight Line, Inc.	9,734	1,316,913
Uber Technologies, Inc.(a)	109,759	9,608,303
Union Pacific Corp.	31,214	7,236,341
Total		25,780,268
Industrial Conglomerates 0.4%
3M Co.	28,033	4,823,078
Honeywell International, Inc.	33,416	6,422,221
Total		11,245,299
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.6%
Caterpillar, Inc.	24,657	14,196,514
Cummins, Inc.	7,252	3,611,351
Deere & Co.	13,256	6,157,279
Dover Corp.	7,218	1,337,351
Fortive Corp.	17,807	952,318
IDEX Corp.	3,962	689,111
Illinois Tool Works, Inc.	13,961	3,480,198
Ingersoll Rand, Inc.	19,036	1,529,352
Nordson Corp.	2,825	671,390
Otis Worldwide Corp.	20,657	1,835,375
PACCAR, Inc.	27,637	2,913,493
Parker-Hannifin Corp.	6,725	5,794,933
Pentair PLC	8,628	908,011
Snap-On, Inc.	2,745	933,437
Stanley Black & Decker, Inc.	8,147	582,673
Westinghouse Air Brake Technologies Corp.	8,998	1,876,533
Xylem, Inc.	12,811	1,802,123
Total		49,271,442
Passenger Airlines 0.2%
Delta Air Lines, Inc.	34,138	2,188,246
Southwest Airlines Co.	27,641	962,183
United Airlines Holdings, Inc.(a)	17,039	1,737,297
Total		4,887,726
Professional Services 0.5%
Automatic Data Processing, Inc.	21,318	5,442,485
Broadridge Financial Solutions, Inc.	6,165	1,406,175
Dayforce, Inc.(a)	8,405	580,785
Equifax, Inc.	6,516	1,383,803
Jacobs Solutions, Inc.	6,291	848,090
Leidos Holdings, Inc.	6,752	1,290,307
Paychex, Inc.	17,064	1,905,878
Paycom Software, Inc.	2,635	424,683
Verisk Analytics, Inc.	7,353	1,654,940
Total		14,937,146
Columbia Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.2%
Fastenal Co.	60,402	2,440,241
United Rentals, Inc.	3,386	2,760,199
W.W. Grainger, Inc.	2,316	2,197,027
Total		7,397,467
Total Industrials		247,013,734
Information Technology 34.4%
Communications Equipment 0.9%
Arista Networks, Inc.(a)	54,244	7,088,606
Cisco Systems, Inc.	208,421	16,035,911
F5, Inc.(a)	3,024	723,220
Motorola Solutions, Inc.	8,769	3,241,724
Total		27,089,461
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A	64,259	9,054,093
CDW Corp.	6,898	994,830
Corning, Inc.	41,028	3,454,558
Jabil, Inc.	5,648	1,190,090
Keysight Technologies, Inc.(a)	9,058	1,793,031
TE Connectivity PLC	15,552	3,517,085
Teledyne Technologies, Inc.(a)	2,468	1,232,815
Trimble Navigation Ltd.(a)	12,525	1,019,785
Zebra Technologies Corp., Class A(a)	2,676	676,359
Total		22,932,646
IT Services 1.0%
Accenture PLC, Class A	32,782	8,195,500
Akamai Technologies, Inc.(a)	7,547	675,607
Cognizant Technology Solutions Corp., Class A	25,705	1,997,535
EPAM Systems, Inc.(a)	2,931	548,097
Gartner, Inc.(a)	3,986	927,702
GoDaddy, Inc., Class A(a)	7,287	931,716
International Business Machines Corp.	49,027	15,128,752
VeriSign, Inc.	4,425	1,115,056
Total		29,519,965
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 14.1%
Advanced Micro Devices, Inc.(a)	85,413	18,579,890
Analog Devices, Inc.	26,118	6,930,150
Applied Materials, Inc.	42,237	10,654,283
Broadcom, Inc.	247,551	99,753,151
First Solar, Inc.(a)	5,645	1,540,633
Intel Corp.(a)	230,368	9,343,726
KLA Corp.	6,945	8,163,639
Lam Research Corp.	66,612	10,391,472
Microchip Technology, Inc.	28,404	1,521,886
Micron Technology, Inc.	58,901	13,928,909
Monolithic Power Systems, Inc.	2,521	2,339,917
NVIDIA Corp.	1,284,210	227,305,170
NXP Semiconductors NV	13,269	2,586,659
ON Semiconductor Corp.(a)	21,525	1,081,416
Qnity Electronics, Inc.	11,019	893,531
QUALCOMM, Inc.	56,764	9,541,461
Skyworks Solutions, Inc.	7,812	515,201
Teradyne, Inc.	8,372	1,522,783
Texas Instruments, Inc.	47,849	8,051,551
Total		434,645,428
Software 10.2%
Adobe, Inc.(a)	22,326	7,147,222
AppLovin Corp.(a)	14,248	8,541,391
Autodesk, Inc.(a)	11,263	3,416,519
Cadence Design Systems, Inc.(a)	14,342	4,472,409
Crowdstrike Holdings, Inc., Class A(a)	13,118	6,679,161
Datadog, Inc., Class A(a)	17,014	2,722,410
Fair Isaac Corp.(a)	1,263	2,280,763
Fortinet, Inc.(a)	34,280	2,781,137
Gen Digital, Inc.	29,497	777,836
Intuit, Inc.	14,681	9,308,929
Microsoft Corp.(c)	391,219	192,483,660
Oracle Corp.	87,222	17,614,483
Palantir Technologies, Inc., Class A(a)	119,698	20,163,128
Palo Alto Networks, Inc.(a)	35,155	6,684,020
PTC, Inc.(a)	6,305	1,106,086
Roper Technologies, Inc.	5,664	2,527,390
Salesforce, Inc.	50,316	11,599,851

Columbia Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ServiceNow, Inc.(a)	10,947	8,893,452
Synopsys, Inc.(a)	9,739	4,070,999
Tyler Technologies, Inc.(a)	2,277	1,069,325
Workday, Inc., Class A(a)	11,368	2,451,168
Total		316,791,339
Technology Hardware, Storage & Peripherals 7.5%
Apple, Inc.	781,073	217,802,206
Dell Technologies, Inc.	15,958	2,127,999
Hewlett Packard Enterprise Co.	69,064	1,510,430
HP, Inc.	49,435	1,207,203
NetApp, Inc.	10,533	1,175,062
Sandisk Corp.(a)	7,261	1,621,236
Seagate Technology Holdings PLC	11,194	3,097,268
Super Micro Computer, Inc.(a)	26,386	893,166
Western Digital Corp.	18,259	2,982,242
Total		232,416,812
Total Information Technology		1,063,395,651
Materials 1.7%
Chemicals 1.0%
Air Products & Chemicals, Inc.	11,713	3,057,679
Albemarle Corp.	6,194	805,158
CF Industries Holdings, Inc.	8,525	670,917
Corteva, Inc.	35,743	2,411,580
Dow, Inc.	37,308	889,796
DuPont de Nemours, Inc.	22,038	876,451
Ecolab, Inc.	13,435	3,696,775
International Flavors & Fragrances, Inc.	13,489	937,216
Linde PLC	24,679	10,126,287
LyondellBasell Industries NV, Class A	13,543	663,471
Mosaic Co. (The)	16,704	409,081
PPG Industries, Inc.	11,879	1,188,375
Sherwin-Williams Co. (The)	12,204	4,194,393
Solstice Advanced Materials, Inc.(a)	8,285	395,029
Total		30,322,208
Construction Materials 0.1%
Martin Marietta Materials, Inc.	3,174	1,978,164
Vulcan Materials Co.	6,954	2,067,007
Total		4,045,171
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.2%
Amcor PLC	121,334	1,033,766
Avery Dennison Corp.	4,104	707,406
Ball Corp.	14,324	709,468
International Paper Co.	27,788	1,097,070
Packaging Corp. of America	4,704	959,945
Smurfit WestRock PLC	27,480	980,761
Total		5,488,416
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	75,567	3,247,870
Newmont Corp.	57,813	5,245,373
Nucor Corp.	12,081	1,926,799
Steel Dynamics, Inc.	7,283	1,222,306
Total		11,642,348
Total Materials		51,498,143
Real Estate 1.9%
Health Care REITs 0.4%
Alexandria Real Estate Equities, Inc.	8,193	439,718
Healthpeak Properties, Inc.	36,575	667,860
Ventas, Inc.	23,919	1,928,589
Welltower, Inc.	35,201	7,329,552
Total		10,365,719
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	33,653	593,302
Industrial REITs 0.2%
Prologis, Inc.	48,845	6,278,048
Office REITs 0.0%
BXP, Inc.	7,752	560,935
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	15,426	2,496,389
CoStar Group, Inc.(a)	22,297	1,534,034
Total		4,030,423
Residential REITs 0.2%
AvalonBay Communities, Inc.	7,485	1,361,821
Camden Property Trust	5,624	598,056
Equity Residential	18,291	1,129,469
Essex Property Trust, Inc.	3,390	893,672
Columbia Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Invitation Homes, Inc.	29,682	837,033
Mid-America Apartment Communities, Inc.	6,162	837,354
UDR, Inc.	15,870	577,985
Total		6,235,390
Retail REITs 0.3%
Federal Realty Investment Trust	4,132	407,952
Kimco Realty Corp.	35,642	736,364
Realty Income Corp.	48,121	2,772,251
Regency Centers Corp.	8,600	611,976
Simon Property Group, Inc.	17,183	3,201,537
Total		7,730,080
Specialized REITs 0.7%
American Tower Corp.	24,645	4,467,399
Crown Castle, Inc.	22,920	2,092,137
Digital Realty Trust, Inc.	16,873	2,701,705
Equinix, Inc.	5,151	3,880,300
Extra Space Storage, Inc.	11,171	1,487,642
Iron Mountain, Inc.	15,545	1,342,311
Public Storage	8,311	2,281,702
SBA Communications Corp.	5,652	1,098,014
VICI Properties, Inc.	56,124	1,617,494
Weyerhaeuser Co.	37,974	843,402
Total		21,812,106
Total Real Estate		57,606,003
Utilities 2.4%
Electric Utilities 1.6%
Alliant Energy Corp.	13,525	939,582
American Electric Power Co., Inc.	28,147	3,483,754
Constellation Energy Corp.	16,442	5,990,807
Duke Energy Corp.	40,929	5,072,740
Edison International	20,254	1,192,758
Entergy Corp.	23,495	2,291,232
Evergy, Inc.	12,113	940,574
Eversource Energy	19,532	1,312,160
Exelon Corp.	53,157	2,504,758
FirstEnergy Corp.	27,351	1,305,190
NextEra Energy, Inc.	108,384	9,352,455
NRG Energy, Inc.	10,181	1,725,578
Common Stocks (continued)
Issuer	Shares	Value ($)
PG&E Corp.	115,676	1,864,697
Pinnacle West Capital Corp.	6,286	571,146
PPL Corp.	38,922	1,436,222
Southern Co. (The)	57,897	5,275,575
Xcel Energy, Inc.	31,128	2,555,920
Total		47,815,148
Gas Utilities 0.1%
Atmos Energy Corp.	8,449	1,490,150
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	37,476	526,913
Vistra Corp.	16,763	2,998,230
Total		3,525,143
Multi-Utilities 0.6%
Ameren Corp.	14,232	1,513,573
CenterPoint Energy, Inc.	34,361	1,373,753
CMS Energy Corp.	15,754	1,188,482
Consolidated Edison, Inc.	18,982	1,905,033
Dominion Energy, Inc.	44,918	2,819,503
DTE Energy Co.	10,926	1,497,190
NiSource, Inc.	24,782	1,093,630
Public Service Enterprise Group, Inc.	26,267	2,193,820
Sempra	34,341	3,252,779
WEC Energy Group, Inc.	16,940	1,898,466
Total		18,736,229
Water Utilities 0.0%
American Water Works Co., Inc.	10,268	1,335,559
Total Utilities		72,902,229
Total Common Stocks (Cost $549,664,477)		3,075,587,352

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(b),(d)	50,561,954	50,546,786
Total Money Market Funds (Cost $50,542,815)		50,546,786
Total Investments in Securities (Cost: $600,207,292)		3,126,134,138
Other Assets & Liabilities, Net		(35,068,859)
Net Assets		3,091,065,279

Columbia Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, November 30, 2025 (Unaudited)
At November 30, 2025, securities and/or cash totaling $7,973,022 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	158	12/2025	USD	54,190,050	809,281	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	3,240,994	84,784	(107,008)	(957,388)	2,261,382	511,860	26,486	4,962
Columbia Short-Term Cash Fund, 4.061%
	337,715,312	568,541,560	(855,677,378)	(32,708)	50,546,786	(38,378)	1,472,455	50,561,954
Total	340,956,306			(990,096)	52,808,168	473,482	1,498,941

(c)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at November 30, 2025.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Large Cap Index Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT175_02_T01_(01/26)